SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands			12 Months Ended
	Apr. 07, 2021 USD ($)	Apr. 06, 2021 USD ($)	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Total equity			$ 333,412	$ 406,978	$ (16,539)
Shares issued	$ 144,900
Number of votes per share | vote			1
Vesting period			5 years
Percentage of sales market prices and trading margin			1.80%
Exchange rate of substitute option			75
Number of embedded derivatives | shares			2
Minimum
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Settlement date, payment received			1 day
Maximum
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Settlement date, payment received			3 days
Share capital
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Total equity		$ 10,200	$ 354,470	$ 350,198	$ 10,218
Share capital | Intercompany Settle, Premier
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Shares issued		$ 140,400